OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2024
Other Receivables And Prepayments
OTHER RECEIVABLES AND PREPAYMENTS

14. OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2024	2023
	USD’000	USD’000
Prepaid expense and prepayments	5,671	2,040
Security deposit	6	-
Other receivables	1,312	831
	6,989	2,871

All of the other receivables and prepayments are expected to be recovered or recognized as expense within one year. The net carrying value of these balances is considered a reasonable approximation of fair value. Prepaid expense mainly consisted of advance payment to the vendors as of December 31, 2024 and 2023.